Pension And Other Postretirement Benefits (Estimated Amounts To Be Amortized From Accumulated Other Comprehensive Income) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
Dec. 31, 2013
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss	$ 654,419
Prior service credit	(2,397,661)
Total	$ (1,743,242)